Amount Due To A Related Party - Schedule of Amount Due to Related Party (Details) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] - USD ($)		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total		$ 899,753
ZHANG Hui, Shareholder of Yangshuo [Member]
Total	[1]	$ 899,753

[1]	Zhang Hui, shareholder of Yangshuo since September 27, 2017.